Leases - Schedule of Maturities of Lease Liabilities (Details) ¥ in Thousands, $ in Thousands	Jun. 30, 2026 CNY (¥)	Jun. 30, 2026 USD ($)	Jun. 30, 2025 CNY (¥)
Schedule of Maturities of Lease Liabilities [Abstract]
2027	¥ 1,280
2028	835
2029	326
2030	241
2031	127
Thereafter	30
Total remaining undiscounted lease payments	2,839
Less: Interest	165
Total present value of lease liabilities	2,674
Less: Current operating lease liabilities	1,197	$ 176
Non-current operating lease liabilities	¥ 1,477	$ 218